TRADE RECEIVABLES - Trade Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	[1]	$ 156,676	$ 110,898
Balances due from related parties		91	993
Cost
Disclosure of financial assets [line items]
Trade receivables		160,352	114,855
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables		3,676	3,957
Accounts receivable | Cost
Disclosure of financial assets [line items]
Trade receivables		146,382	101,754
Unbilled revenue | Cost
Disclosure of financial assets [line items]
Trade receivables		13,970	13,101
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year		(3,957)	(609)	$ (617)
Additions		(275)	(3,421)	5
Write-off of receivables		556	73	3
Balance at end of year		$ (3,676)	$ (3,957)	$ (609)

[1]	Includes balances due from related parties of 91 and 993 as of December 31, 2019 and 2018, respectively. See note 23.1.